--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES               MassMutual Corporate Investors
--------------------------------------------------------------------------------
December 31, 1996 and 1995


                                                                                                    1996              1995
                                                                                                -------------     ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
Corporate restricted securities at fair value
  (Cost 1996 - $136,885,662; 1995 - $107,891,090)                                               $144,807,102      $122,100,451
Corporate public securities at market value
  (Cost 1996 - $52,767,684; 1995 - $64,555,717)                                                   56,802,684        69,912,193
Short-term securities at cost plus earned discount which
  approximates market value                                                                          819,835         3,173,413
                                                                                                ------------      ------------
                                                                                                 202,429,621       195,186,057
Cash                                                                                                  83,336         2,525,299
Interest and dividends receivable, net                                                             3,016,401         3,762,567
Receivable for investments sold                                                                      682,534         1,190,486
                                                                                                ------------      ------------
    Total assets                                                                                $206,211,892      $202,664,409
                                                                                                ============      ============
Liabilities:
Dividend payable                                                                                $  6,470,220      $  6,895,893
Payable for investments purchased                                                                    348,125         4,315,505
Management fee payable (Note 3)                                                                      646,010           632,111
Note payable (Note 4)                                                                             20,000,000        20,000,000
Interest payable (Note 4)                                                                            136,211           136,211
Accrued expenses                                                                                     131,171           136,763
Accrued taxes (Note 2D)                                                                            6,210,942         1,984,882
                                                                                                ------------      ------------
     Total liabilities                                                                            33,942,679        34,101,365
                                                                                                ------------      ------------

Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized                                                                    4,256,724         4,256,724
Additional paid-in capital                                                                        98,590,717        98,590,717
Retained net realized gain on investments, prior years                                            45,912,935        42,226,727
Undistributed net investment income (Note 2D)                                                         17,789           223,553
Undistributed net realized gain on investments                                                    11,534,608         3,699,486
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                                   11,956,440        19,565,837
                                                                                                ------------      ------------

     Total net assets                                                                            172,269,213       168,563,044
                                                                                                ------------      ------------

     Total liabilities and net assets                                                           $206,211,892      $202,664,409
                                                                                                ============      ============
Common shares issued and outstanding                                                               4,256,724         4,256,724
                                                                                                ============      ============

Net asset value per share                                                                       $      40.47      $      39.60
                                                                                                ============      ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                           MassMutual Corporate Investors
--------------------------------------------------------------------------------
For the years ended December 31, 1996 and 1995


                                                                                                    1996              1995
                                                                                                -------------     ------------
Investment Income (Note 2B):
Interest                                                                                        $ 14,987,055      $ 14,506,509
Dividends                                                                                            323,800           541,626
                                                                                                ------------      ------------
     Total  income                                                                                15,310,855        15,048,135
                                                                                                ------------      ------------

Expenses:
Management fee (Note 3)                                                                            2,643,359         2,434,580
Trustees' fees and expenses                                                                          103,647            95,152
Transfer Agent/Registrar's expenses                                                                  101,901           105,494
Custodian's fees                                                                                          --            19,764
Interest (Note 4)                                                                                  1,066,000         1,066,000
Reports to shareholders                                                                               34,080            34,080
Audit and legal                                                                                       57,291            63,016
Other                                                                                                 29,297            52,398
                                                                                                ------------      ------------
     Total  expenses                                                                               4,035,575         3,870,484
                                                                                                ------------      ------------

Net investment income                                                                             11,275,280        11,177,651
                                                                                                ------------      ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Realized gain on investments                                                                      21,660,569        10,338,634
Provision for federal income tax (Note 2D)                                                        (6,210,942)       (1,984,882)
                                                                                                ------------      ------------
Net realized gain on investments                                                                  15,449,627         8,353,752
Net change in unrealized appreciation of investments                                              (7,609,397)       24,633,501
                                                                                                ------------      ------------
     Net gain on investments                                                                       7,840,230        32,987,253
                                                                                                ------------      ------------

Net increase in net assets resulting from operations                                            $ 19,115,510      $ 44,164,904
                                                                                                ============      ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS                           MassMutual Corporate Investors
--------------------------------------------------------------------------------
For the years ended December 31, 1996 and 1995


                                                                                                    1996              1995
                                                                                                -------------     ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                                               $ 15,242,192      $ 13,505,631
  Interest expense paid                                                                           (1,066,000)       (1,066,000)
  Operating expenses paid                                                                         (2,961,268)       (2,681,205)
  Federal income tax paid                                                                         (1,984,882)               --
                                                                                                ------------      ------------
     Net cash provided by operating activities                                                     9,230,042         9,758,426
                                                                                                ------------      ------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                                   2,539,948         1,820,308
  Purchase of portfolio securities                                                              (128,592,743)     (113,804,230)
  Proceeds from disposition of portfolio securities                                              130,215,803       116,657,281
                                                                                                ------------      ------------
     Net cash provided by investing activities                                                     4,163,008         4,673,359
                                                                                                ------------      ------------

     Net cash provided by operating and investing activities                                      13,393,050        14,431,785
                                                                                                ------------      ------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                                                 (11,691,554)      (10,454,506)
  Cash dividends paid from net realized gain on investments                                       (4,143,459)       (1,464,321)
                                                                                                ------------      ------------
     Net cash used for financing activities                                                      (15,835,013)      (11,918,827)
                                                                                                ------------      ------------

Net (decrease) increase in cash                                                                  (2,441,963)         2,512,958

Cash - beginning of year                                                                           2,525,299            12,341
                                                                                                ------------      ------------
Cash - end of year                                                                              $     83,336      $  2,525,299
                                                                                                ============      ============
Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                            $ 19,115,510      $ 44,164,904
                                                                                                ------------      ------------

  Increase in investments                                                                         (7,243,564)      (36,315,958)
  (Increase) decrease in interest and dividends receivable, net                                      746,166          (770,988)
  Decrease in receivable for investments sold                                                        507,952           930,160
  Increase (decrease) in payable for investments purchased                                        (3,967,380)        4,315,505
  Increase in management fee payable                                                                  13,899           106,237
  Increase (decrease) in accrued expenses                                                             (5,593)           17,043
  Increase in accrued taxes                                                                        4,226,060         1,984,882
                                                                                                ------------      ------------

     Total adjustments to net assets from operations                                              (5,722,460)      (29,733,119)
                                                                                                ------------      ------------

     Net cash provided by operating and investing activities                                    $ 13,393,050      $ 14,431,785
                                                                                                ============      ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                MassMutual Corporate Investors
--------------------------------------------------------------------------------
For the years ended December 31, 1996 and 1995


                                                                                                    1996              1995
                                                                                                -------------     ------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                                         $ 11,275,280      $ 11,177,651
  Net realized gain on investments                                                                15,449,627         8,353,752
  Net change in unrealized appreciation of investments                                            (7,609,397)       24,633,501
                                                                                                ------------      ------------

Net increase in net assets resulting from operations                                              19,115,510        44,164,904

Dividends to shareholders from:
  Net investment income (1996 - $2.70 per share; 1995 - $2.63 per share)                         (11,481,044)      (11,180,747)
  Net realized gains on investments (1996 - $.92 per share; 1995 - $1.09 per share)               (3,928,297)       (4,654,266)
                                                                                                ------------      ------------

     Total increase                                                                                3,706,169        28,329,891

Net Assets, beginning of year                                                                    168,563,044       140,233,153
                                                                                                ------------      ------------

Net Assets, end of year (including undistributed net investment income
 in 1996 - $17,789; 1995 - $223,553)                                                            $172,269,213      $168,563,044
                                                                                                ============      ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                          MASSMUTUAL CORPORATE INVESTORS
Selected data for each common share outstanding for the years ended:


                                                                  For the years ended December 31,
                                       ------------------------------------------------------------------------------------
                                       1996     1995     1994     1993    1992     1991     1990     1989     1988     1987
                                       ----     ----     ----    ----     ----     ----     ----     ----     ----     ----
Net asset value:
 Beginning of year                   $ 39.60  $ 32.94  $ 34.93  $ 30.76  $ 28.74  $ 26.73  $ 29.47  $ 30.29  $ 31.16  $ 34.77
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net investment income                   2.65     2.63     2.33     2.16     2.23     2.79     2.69     2.77     3.09     3.00
Net realized and
 unrealized gain (loss)
 on investments                         1.84     7.75    (1.52)    4.81     2.59     2.02    (2.63)    (.29)    (.14)   (2.01)
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from investment
 operations                             4.49    10.38      .81     6.97     4.82     4.81      .06     2.48     2.95      .99
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Dividends from net
 investment income to
 common shareholders                   (2.70)   (2.63)   (2.32)   (2.16)   (2.24)   (2.80)   (2.64)   (2.77)   (3.11)   (4.31)

Distributions from net
 realized gain on
 investments to common
 shareholders                           (.92)   (1.09)    (.48)    (.64)    (.56)      --     (.16)    (.53)    (.71)    (.29)
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total distributions                    (3.62)   (3.72)   (2.80)   (2.80)   (2.80)   (2.80)   (2.80)   (3.30)   (3.82)   (4.60)
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value:
 End of year                         $ 40.47  $ 39.60  $ 32.94  $ 34.93  $ 30.76  $ 28.74  $ 26.73  $ 29.47  $ 30.29  $ 31.16
                                     -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Per share market value:
 End of year                         $ 38.50  $ 35.75  $ 31.13  $ 29.75  $ 26.13  $ 28.00  $ 21.25  $ 25.13  $ 33.00  $ 38.50
                                     =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Total investment return:
 Market value                          22.44%   29.19%   14.03%   24.84%    3.18%   45.83%   (4.15)% (14.54)%  (2.92)%   4.76%
 Net asset value                       15.42%   33.76%    2.36%   23.41%   17.36%   18.27%     .42%    8.93%   10.20%    4.44%

Net assets (in millions):
 End of year                         $172.27  $168.56  $140.20  $148.70  $131.00  $122.30  $113.80  $125.40  $127.80  $129.50

Ratio of operating
 expenses to average
 net assets                             1.70%    1.78%    1.76%    1.63%    1.27%    1.44%    1.51%    1.33%    1.31%     .97%

Ratio of interest expense
 to average net assets                   .61%     .67%     .72%    1.30%    1.42%    1.33%    1.39%    1.37%    1.12%     .98%

Ratio of total expenses
 to average net assets                  2.31%    2.45%    2.48%    2.93%    2.69%    2.77%    2.90%    2.70%    2.43%    1.95%

Ratio of net investment
 income to average net
 assets                                 6.44%    7.09%    6.75%    6.61%    7.44%    9.70%    9.33%    8.90%    9.87%    8.77%

Portfolio turnover                     64.89%   66.90%   46.88%   76.01%   60.59%   45.96%   23.74%   20.00%   28.18%   39.95%

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
December 31, 1996

                                                       Shares, Units,
                                                        Warrants or                     Fair Value                      Fair Value
                                                         Principal     Acquisition    at Acquisition       Cost         at 12/31/96
Corporate Restricted Securities - 74.75%: (A)             Amount           Date            Date          (Note 2B)       (Note 2A)
                                                      --------------  --------------  --------------  --------------  --------------

AccTech, LLC
A designer and marketer of specialized cleaning
products.
    Senior Secured Floating Rate Revolving Credit
    Note due 2002                                     $      458,495     10/31/96     $    458,495    $    458,495    $     449,279
    Senior Secured Series A Floating Rate Note
    due 2002                                          $      790,000     10/31/96          778,150         790,000          778,782
    10.1% Senior Secured Series A Note
    due 2002                                          $    1,185,000     10/31/96        1,154,664       1,185,000        1,164,381
    12% Senior Secured Series B Note
    due 2004                                          $    1,098,000     10/31/96        1,155,206         989,465        1,167,943
    Membership Interest                                        5 int.    10/31/96          264,080         332,000          264,080
    Warrant, exercisable until 2004, to purchase 2
    Membership Interests at $.01 per interest (B)              2 int.    10/31/96               --         109,800               --
                                                                                      --------------  --------------  --------------
                                                                                         3,810,595       3,864,760        3,824,465
                                                                                      --------------  --------------  --------------

American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
    11% Senior Subordinated Note due 2004             $    3,000,000     12/27/91        2,964,600       2,961,288        2,925,000
    Warrant, exercisable until 2004, to purchase
    103,342 shares of common stock at $15.53
    per share (B)                                        103,342 shs.    12/27/91           49,714          38,712          192,526
                                                                                      --------------  --------------  --------------
                                                                                         3,014,314       3,000,000        3,117,526
                                                                                      --------------  --------------  --------------

Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and
high quality clients.
    14% Senior Secured Note due 1998                  $    1,166,667     11/23/93        1,142,867       1,166,667        1,265,134
                                                                                      --------------  --------------  --------------

BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production of
petroleum from the Alaskan North Slope.
    26,180 Units of Beneficial Interest                   26,180 uts.     2/28/89          654,500         405,011          445,060
                                                                                      --------------  --------------  --------------

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                          $      319,200      8/29/96          789,940         319,200          316,168
    Senior Secured Series A Floating Rate
    Term Note due 2002                                $    2,463,059      8/29/96        2,436,703       2,463,059        2,438,427
    12% Series B Term Note due 2004                   $      533,000      8/29/96          524,739         506,997          535,079
    Membership Interest                                      266 int.     8/29/96          212,800         263,000          212,800
    Warrant, exercisable until 2004, to purchase 73
    Membership Interests at $.01 per interest (B)             73 int.     8/29/96                1          26,650                1
                                                                                      --------------  --------------  --------------
                                                                                         3,964,183       3,578,906        3,502,475
                                                                                      --------------  --------------  --------------




--------------------------------------------------------------------------------

December 31, 1996

                                                       Shares, Units,
                                                        Warrants or                     Fair Value                      Fair Value
                                                         Principal     Acquisition    at Acquisition       Cost         at 12/31/96
Corporate Restricted Securities: (A) (Continued)          Amount           Date            Date          (Note 2B)       (Note 2A)
                                                      --------------  --------------  --------------  --------------  --------------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food
service markets.
    Senior Secured Floating Rate Revolving
    Credit Note due 2000                              $    259,459       9/30/96      $    259,459    $    259,459     $    259,459
    10% Senior Secured Term Note due 2004             $  1,513,512       9/29/95         1,513,512       1,513,512        1,499,588
    11.5% Senior Subordinated Note due 2004           $    945,945       9/29/95           895,706         900,797          939,702
    8% Junior Subordinated Convertible Note
    due 2004, convertible into 78 partnership
    points at $1,388.89 per point                     $    108,108       9/29/95           108,108         108,108          208,606
    Warrant, exercisable until 2006, to purchase
    39 partnership points at $.01 per point (B)             39 pts.      9/29/95            50,261          50,261           97,787
                                                                                      --------------  --------------  --------------
                                                                                         2,827,046       2,832,137        3,005,142
                                                                                      --------------  --------------  --------------

Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
    8% Convertible Subordinated Note due 2002,
    convertible into 200,000 shares of common
    stock at $7.50 per share                          $  1,500,000       3/31/94         1,420,050       1,500,000        1,424,588
                                                                                      --------------  --------------  --------------

Classic Sports, Inc.
A cable sports television network.
    Convertible Preferred Stock, convertible
    into 644 shares of common stock at $1,000
    per share                                              644 shs.         *              544,444         304,121          773,333
                                                                                      --------------  --------------  --------------

The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicle
and marine parts and accessories.
    11.2% Senior Subordinated Secured Note
    due 1999                                          $    350,050       6/26/89           361,217         350,050          353,446
    Common Stock (B)                                   108,646 shs.      6/27/85           560,613         568,101          374,150
                                                                                      --------------  --------------  --------------
                                                                                           921,830         918,151          727,596
                                                                                      --------------  --------------  --------------

CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in
serving corporate accounts.
    Common Stock (B)                                   416,720 shs.      9/24/92           907,616         916,784        4,255,753
                                                                                      --------------  --------------  --------------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
    Senior Secured Floating Rate Revolving
    Credit Note due 2000                              $    169,180       12/8/95           169,180         169,180          169,180
    10.75% Senior Secured Term Note due 2003          $  1,214,205       12/8/95         1,226,772       1,214,205        1,202,913
    12% Senior Subordinated Note due 2005             $    800,575       12/8/95           803,858         758,920          777,678
    Common Stock (B)                                   184,560 shs.      12/8/95           138,420         184,560          138,420
    Warrant, exercisable until 2005, to purchase
    138,420 shares of common stock at $.01
    per share (B)                                      138,420 shs.      12/8/95             1,384          50,853            1,384
                                                                                      --------------  --------------  --------------
                                                                                         2,339,614       2,377,718        2,289,575
                                                                                      --------------  --------------  --------------



*4/18/95 and 6/3/96.


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                  Fair Value                      Fair Value
                                                          Principal    Acquisition  at Acquisition       Cost         at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date          (Note 2B)       (Note 2A)
                                                        -------------  -----------  --------------     ---------      -----------
Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical
circuit protector devices and photo-optic sensors.
    Common Stock (B)                                      174,200 shs.       *        $     26,242   $     26,242      $  2,038,144
                                                                                      ------------   ------------      ------------
Corrections  Corporation of America - O.T.C.
An operator of private prisons and
correctional facilities for federal,
state and local governments.
    11.08% Senior Secured Note due 2000                $      383,495    12/11/90          388,271        383,016           403,360
                                                                                      ------------   ------------      ------------
D&K Wholesale Drug, Inc. - O.T.C.
A wholesale pharmaceutical distribution company.
    11% Subordinated Note due 1997                     $      541,667    12/29/87          495,842        541,667           542,750
    11% Convertible Subordinated Note due 1997,
    convertible into 265,490 shares of common
    stock at $3.30 per share                           $      875,000    12/29/87          956,113        875,000           876,750
                                                                                      ------------   ------------      ------------
                                                                                         1,451,955      1,416,667         1,419,500
                                                                                      ------------   ------------      ------------
Delta Beverage Group, Inc.
A Pepsi soft drink bottler.
    Common Stock (B)                                          966 shs.     3/8/88          181,486      2,006,380           181,486
                                                                                      ------------   ------------      ------------
Diversco, Inc.
A contract  provider  of  janitorial  and  equipment
maintenance  services  and temporary production
labor to industrial customers.
    Senior Floating Rate Revolving Credit
    Facility due 2002                                  $      454,000    10/24/96          451,479        454,000           450,323
    Senior Floating Rate Note due 2002                 $      454,250    10/24/96          450,232        454,250           451,615
    10.16% Senior Term Note due 2002                   $    1,362,750    10/24/96        1,364,385      1,362,750         1,374,197
    12% Senior Subordinated Note due 2003              $    1,249,000    10/24/96        1,277,852      1,104,080         1,293,340
    Membership Interest                                     2,992 int.   10/24/96          224,393        305,190           224,393
    Warrant, exercisable until 2003, to purchase
    1,791 Membership Interest at $.01 per
    interest (B)                                            1,791 int.   10/24/96              18        147,609                18
                                                                                      ------------   ------------      ------------
                                                                                         3,768,359      3,827,879         3,793,886
                                                                                      ------------   ------------      ------------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries.
    13% Senior Subordinated Note due 2001              $    2,000,000     9/24/93        1,943,216      1,983,216         2,025,400
    10% Preferred Stock                                     2,339 shs.    9/24/93          176,964        233,925           189,666
    Common Stock (B)                                          161 shs.    9/24/93           16,075         16,075               121
    Warrant, exercisable from 1998 until 2001,
    to purchase 168 shares of common stock at
    $.01 per share (B)                                        168 shs.    9/24/93               17         16,782                17
                                                                                      ------------   ------------      ------------
                                                                                         2,136,272      2,249,998         2,215,204
                                                                                      ------------   ------------      ------------
Exide Electronics Group, Inc. - O.T.C.
A manufacturer and servicer of uninterruptible
power systems.
    Common Stock (B)                                      229,358 shs.     9/2/92        2,972,400      3,000,000         3,213,876
                                                                                      ------------   ------------      ------------
Fay's, Inc. - N.Y.S.E.
An operator of a discount drug store chain.
    10% Convertible Senior Note due 1998,
    convertible into 95,566 shares of common
    stock at $5.23 per share                           $      500,000     1/31/83          485,800        500,000           997,700
                                                                                      ------------   ------------      ------------

*7/29/94 and 10/8/96.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       --------------  -----------  --------------    ----------    -----------
Fleming  Acquisition  Corporation
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food and
household products.
    15% Senior Subordinated Note due 2005              $    2,749,352        *        $  2,717,185   $  2,602,884    $  2,802,965
    Common Stock (B)                                          545 shs.    4/28/95          141,111        272,500          12,467
    Warrant, exercisable until 2005, to
    purchase 380 shares of common stock
    at $.01 per share (B)                                     380 shs.    4/28/95           98,235        170,455           8,684
    Incentive Warrant, exercisable from 1998
    until 2000, to purchase 19 shares of common
    stock at $.01 per share (B)                                19 shs.    4/28/95            3,308          2,273             439
                                                                                      ------------   ------------    ------------
                                                                                         2,959,839      3,048,112       2,824,555
                                                                                      ------------   ------------    ------------
Hardy Oil & Gas USA, Inc.
Engages in the exploration and development of
oil and gas reserves.
    8.46% Guaranteed Senior Note due 2004              $    3,000,000     1/11/95        2,904,300      3,000,000       3,027,300
    Warrant, exercisable until 2004, to purchase
    272,490 shares of common stock at (Pounds)1.53
    per share (B)                                         272,490 shs.    1/11/95           27,000             --         407,046
                                                                                      ------------   ------------    ------------
                                                                                         2,931,300      3,000,000       3,434,346
                                                                                      ------------   ------------    ------------
Hein-Werner Corp. - A.S.E.
A manufacturer of automotive service and collision
repair  equipment  and hydraulic cylinders.
    8% Convertible Subordinated Note due 1999,
    convertible into 179,140 shares of common
    stock at $6.28 per share                           $    1,125,000     9/29/89        1,094,738      1,125,000       1,126,238
    Warrant, exercisable until 1999, to purchase
    59,713 shares of common stock at $6.28
    per share (B)                                          59,713 shs.     9/3/96               --             --          16,481
                                                                                      ------------   ------------    ------------
                                                                                         1,094,738      1,125,000       1,142,719
                                                                                      ------------   ------------    ------------
Highland Homes Holdings, Inc.
A single family homebuilder operating in the
Dallas-Fort Worth and Atlanta areas.
    10.75% Senior Note due 1999                        $    2,250,000    11/18/93        2,227,725      2,219,324       2,271,375
    Warrant, exercisable until 2001, to purchase
    21 shares of common stock at $17,897.31
    per share (B)                                              21 shs.   11/18/93                2         40,902             209
                                                                                      ------------   ------------    ------------
                                                                                         2,227,727      2,260,226       2,271,584
                                                                                      ------------   ------------    ------------
Hudson River Capital
(formerly Victory Capital LLC)
Acquires controlling or substantial interests in
manufacturing  and marketing entities.
    3% Convertible Preferred Stock, convertible
    into 100,000 shares of common stock at $10
    per share (B)                                         100,000 shs.    7/21/94          950,000      1,000,000         950,000
                                                                                       -----------   ------------    ------------

*4/28/95, 8/1/95, 11/1/95 and 5/1/96.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
December 31, 1996


                                                       Shares, Units,
                                                        Warrants or                     Fair Value                      Fair Value
                                                         Principal     Acquisition    at Acquisition       Cost         at 12/31/96
Corporate Restricted Securities:  (A) (Continued)         Amount           Date            Date          (Note 2B)       (Note 2A)
                                                      --------------  --------------  --------------  --------------  --------------
Hussey Seating Company
A manufacturer of spectator seating products.
    Senior Secured Floating Rate Revolving Note
    due 2003                                          $    675,000        6/12/96      $    668,385    $    675,000    $   668,858
    Senior Secured Floating Rate Note due 2003        $    900,000        6/12/96           891,090         900,000        892,170
    10% Senior Secured Note due 2003                  $    900,000        6/12/96           876,240         900,000        891,720
    12% Subordinated Secured Note due 2006            $  1,350,000        6/12/96         1,327,320       1,132,443      1,369,170
    Warrant, exercisable until 2006, to purchase
    3,553 shares of common stock at $.01 per
    share (B)                                           3,553 shs.        6/12/96                36         225,000             36
                                                                                      --------------  --------------  --------------
                                                                                          3,763,071       3,832,443      3,821,954
                                                                                      --------------  --------------  --------------

Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology
users.
    Senior Floating Rate Revolving Term Note
    due 2002                                         $   1,332,143        8/31/95         1,320,881       1,332,143      1,298,840
    13% Senior Subordinated Note due 2002            $     799,318        8/31/95           813,520         707,532        797,480
    Common Stock (B)                                    11,075 shs.       8/31/95            51,961          69,221         51,914
    Warrant, exercisable until 2007, to purchase
    21,176 shares of Class D common stock at
    $.01 per share (B)                                  21,176 shs.       8/31/95             2,118         104,000          2,118
                                                                                      --------------  --------------  --------------
                                                                                          2,188,480       2,212,896      2,150,352
                                                                                      --------------  --------------  --------------

Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products.
    12.25% Senior Subordinated Note due 2004          $  1,971,000        8/16/95         1,971,000       1,933,433      1,981,643
    13.25% Cumulative Exchangeable Preferred
    Stock                                                   99 shs.       8/16/95           985,500         823,332        827,943
    Common Stock (B)                                       434 shs.       8/16/95            43,426          43,426         43,426
    Warrant, exercisable until 2005, to purchase
    1,999 shares of common stock at $.01
    per share (B)                                        1,999 shs.       8/16/95           199,735         199,735          1,999
                                                                                      --------------  --------------  --------------
                                                                                          3,199,661       2,999,926      2,855,011
                                                                                      --------------  --------------  --------------

Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, cleanroom and healthcare
markets.
    13% Senior Subordinated Note due 2004             $  3,333,000        12/2/96         3,383,995       3,002,765      3,347,999
    Warrant, exercisable until 2004, to purchase
    57,418 shares of common stock at $.01
    per share (B)                                       57,418 shs.       12/2/96            57,418         333,300         57,418
                                                                                      --------------  --------------  --------------
                                                                                          3,441,413       3,336,065      3,405,417
                                                                                      --------------  --------------  --------------


Kuhlman  Corporation  -  N.Y.S.E.
A manufacturer of non-automotive engine
components.
    Warrant, exercisable until 2002, to purchase
    100,000 shares of common stock at $8.32
    per share (B)                                      100,000 shs.       4/30/92           106,000         162,000        901,780
                                                                                      --------------  --------------  --------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                       Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------   -----------  --------------    ---------     -----------
Latin Communications Group
An operator of Spanish-language media in
North America.
    Senior Secured Floating Rate Revolving
    Note due 2002                                      $      575,000        *          $  575,000     $  575,000     $  571,723
    10.4% Senior Secured Note due 2001                 $    1,750,000     2/14/95        1,752,275      1,750,000      1,793,400
    Common Stock (B)                                      88,438 shs.       **             628,945        812,504        884,380
                                                                                        ----------     ----------     ----------
                                                                                         2,956,220      3,137,504      3,249,503
                                                                                        ----------     ----------     ----------
Maloney Industries, Inc.
Engineers and manufactures process systems for
the oil and gas industry.
    13% Subordinated Note due 2004                     $    2,025,000     10/26/95       2,378,250      2,025,000      2,229,120
    Limited Partnership Interest                             568 uts.     10/20/95         506,250        733,259        506,250
    Warrant, exercisable until 2004, to purchase
    297 units of Limited Partnership Interest at
    $.01 per unit  (B)                                       297 uts.     10/26/95             297             --            297
                                                                                        ----------     ----------     ----------
                                                                                         2,884,797      2,758,259      2,735,667
                                                                                        ----------     ----------     ----------
Maxtec International Corp.
A manufacturer and distributor of precision
test and measurement equipment and overhead
crane control systems.
    Senior Floating Rate Revolving Credit
    Facility due 2001                                  $      659,341     6/28/95          659,341        659,341        653,209
    Senior Secured Floating Rate Note due 2001         $      222,066     6/28/95          219,845        222,066        221,666
    12.5% Subordinated Secured Note due 2003           $      160,352     6/28/95          163,704        123,550        162,165
    Common Stock (B)                                      76,923 shs.     6/28/95          192,115        230,769        173,077
    Warrant, exercisable from 1998 until 2005,
    to purchase 39,563 shares of common stock
    at $.01 per share (B)                                 39,563 shs.     6/28/95           98,581        171,429         39,563
                                                                                        ----------     ----------     ----------
                                                                                         1,333,586      1,407,155      1,249,680
                                                                                        ----------     ----------     ----------
Mercury Computer Systems, Inc.
A designer, manufacturer and marketer of
computer systems.
    Common Stock (B)                                     500,000 shs.     12/21/87       1,487,700      1,500,000      1,512,000
                                                                                        ----------     ----------     ----------

Monro Muffler Brake, Inc. - O.T.C.
An operator of retail muffler and brake shops.
    Common Stock                                          39,406 shs.      4/19/85          62,717         51,210        576,317
                                                                                        ----------     ----------     ----------

NM Holdings LLC
A company  created to acquire motion picture
film rights from Twentieth  Century Fox.
    10% Senior Note due 2001                           $    1,000,000     6/28/96          980,600      1,000,000        990,100
    12% Subordinated Note due 2001                     $      980,000     6/28/96          982,156        980,000        990,780
    Membership Interest                                        20,000 int.6/28/96           15,000         19,876         15,000
                                                                                        ----------     ----------     ----------
                                                                                         1,977,756      1,999,876      1,995,880
                                                                                        ----------     ----------     ----------
Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and
passive electronic devices.
    8.25% Convertible Subordinated Note due
    2002, convertible into 156,867 shares of
    common stock at $9 per share                       $    1,411,800     8/31/94        1,425,918      1,411,800      1,486,837
                                                                                        ----------     ----------     ----------

 *7/13/95 and 12/1/95.
**12/1/95, 2/27/96 and 8/5/96.

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                       Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------   -----------  --------------    ---------     -----------
PanEnergy Corporation - N.Y.S.E.
An owner and operator of natural gas gathering,
transmission and processing facilities.
    9% Convertible Subordinated Note due 2004,
    convertible into 135,563 shares of common
    stock at $22.13 per share                          $    3,000,000    12/30/92     $  2,934,000   $  3,000,000   $  5,490,285
                                                                                      ------------   ------------   ------------

PAR Acquisition Corp.
A manufacturer  of fuel handling  systems for
nuclear power plants and hazardous waste.
    14.5% Senior Subordinated Note due 2000            $      833,333      2/5/93          832,000        833,333        858,000
    8% Convertible Preferred Stock due 2001,
    convertible into 83,333 shares of common
    stock at $2 per share                                 83,333 shs.      2/5/93          166,667        166,667        152,075
    Common Stock (B)                                     133,333 shs.      2/5/93          333,333        333,333        160,000
                                                                                      ------------   ------------   ------------
                                                                                         1,332,000      1,333,333      1,170,075
                                                                                      ------------   ------------   ------------
Pharmaceutical Buyers, Inc.
A group purchasing  organization  which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
    10.5% Senior Secured Note due 2005                 $      967,500    11/30/95        1,008,232        967,500        983,561
    10.5% Senior Secured Convertible Note
    due 2005, convertible into 4 shares of
    common stock at $50,000 per share                  $      195,000    11/30/95          205,355        195,000        209,255
    Common Stock (B)                                           7 shs.    11/30/95          253,125        337,500        253,125
                                                                                      ------------   ------------   ------------
                                                                                         1,466,712      1,500,000      1,445,941
                                                                                      ------------   ------------   ------------
Piedmont Holding, Inc.
A general  aviation fixed based operator with
repair,  maintenance  and overhaul certification.
    12% Senior Subordinated Note due 2001              $    2,714,283     7/15/92        2,736,540      2,714,283      2,810,369
    Senior Redeemable Cumulative Preferred Stock         281,939 shs.     7/15/92          281,939        281,939        281,939
    Common Stock (B)                                       3,771 shs.     7/15/92            2,564          3,771         84,621
    Warrant, exercisable until 2001, to purchase
    5,042 shares of common stock at $.05
    per share (B)                                          5,042 shs.     7/15/92            3,227             --        112,941
                                                                                      ------------   ------------   ------------
                                                                                         3,024,270      2,999,993      3,289,870
                                                                                      ------------   ------------   ------------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
    10.64% Senior Subordinated Note due 2006           $    3,500,000    10/25/96        3,403,750      3,407,927      3,447,850
    Warrant, exercisable until 2006, to purchase
    97 shares of common stock at $.01 per
    share (B)                                                 97 shs.    10/25/96           55,593         93,625         55,593
                                                                                      ------------   ------------   ------------
                                                                                         3,459,343      3,501,552      3,503,443
                                                                                      ------------   ------------   ------------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2003                           $      358,600     7/22/96          355,050        358,600        355,193
    Senior Secured Floating Rate Term Note
    due 2003                                           $    2,935,000     7/22/96        2,906,237      2,935,000      2,908,585
    12% Senior Secured Term Note due 2004              $      489,000     7/22/96          482,545        394,179        491,543
    8% Preferred Stock                                       232 shs.     7/22/96          220,231        231,822        220,324
    Common Stock (B)                                         599 shs.     7/22/96           21,699         28,978         21,699
    Warrant, exercisable until 2004 to purchase 322
    shares of common stock at $.01 per share (B)             322 shs.     7/22/96                3         97,800              3
                                                                                      ------------   ------------   ------------
                                                                                         3,985,765      4,046,379      3,997,347
                                                                                      ------------   ------------   ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                       Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------   -----------  --------------    ---------     -----------
Protein Genetics, Inc.
A producer of bovine  artificial  insemination
products,  related  breeding and healthcare
products  and  specialty  genetics  sold  to  the
dairy  and  beef industries.
    11.67% Senior Secured Note due 2004                $    1,200,000     8/12/94     $  1,184,160   $  1,200,000   $    975,720
    11.51% Junior Secured Note due 1999                $      800,000     8/12/94          783,040        800,000        613,920
    9.8% Redeemable Exchangeable
    Preferred Stock                                        10,000 shs.    8/12/94          847,900      1,000,000        378,500
    Common Stock (B)                                        1,492 shs.    8/12/94               15             --             11
                                                                                      ------------   ------------   ------------
                                                                                         2,815,115      3,000,000      1,968,151
                                                                                      ------------   ------------   ------------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
    12% Senior Subordinated Note due 2002              $    1,500,000     2/16/93        1,599,150      1,500,000      1,702,200
    Common Stock (B)                                       71,000 shs.    2/16/93          681,600        681,600      1,703,113
                                                                                      ------------   ------------   ------------
                                                                                         2,280,750      2,181,600      3,405,313
                                                                                      ------------   ------------   ------------
Rent-Way, Inc. - O.T.C.
Operates rent-to-own stores in Ohio,
Pennsylvania and New York.
    10% Convertible Subordinated Note due 2002,
    convertible into 201,207 shares of common
    stock at $9.94 per share                           $    2,000,000     7/18/95        1,991,220      2,000,000      2,138,010
    Warrant, exercisable until 2002, to purchase
    20,000 shares of common stock at $9.94
    per share (B)                                          20,000 shs.    7/18/95              200             --          2,660
                                                                                      ------------   ------------   ------------
                                                                                         1,991,420      2,000,000      2,140,670
                                                                                      ------------   ------------   ------------
Sequentia, Inc.
A  manufacturer  and  distributor  of  fiberglass
reinforced  panels  used  in commercial, industrial
and residential applications.
    12% Subordinated Note due 2004                     $    2,281,400    12/14/95        2,418,284      1,836,179      1,140,700
    Limited Partnership Interest of KS Holdings, L.P.       7,186 uts.   12/14/95         538,950        678,741         71,860
    Warrant, exercisable until 2004, to purchase
    5,449 units of Limited Partnership Interest of
    KS Holdings, L.P. at $.01 per unit (B)                  5,449 uts.   12/14/95           5,449        479,094          2,725
                                                                                      ------------   ------------   ------------
                                                                                         2,962,683      2,994,014      1,215,285
                                                                                      ------------   ------------   ------------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
    9.65% Senior Secured Note due 2004                 $    1,655,672     5/27/94        1,675,010      1,665,672      1,652,346
    10.5% Subordinated Note due 2004                   $      716,418     5/27/94          716,418        716,418        690,914
    Common Stock (B)                                        4,310 shs.    5/27/94          259,735        259,735         45,096
    Warrant, exercisable until 2004, to purchase
    3,224 shares of common stock at $.01
    per share (B)                                           3,224 shs.    5/27/94               32             --         33,707
                                                                                      ------------   ------------   ------------
                                                                                         2,651,195      2,641,825      2,422,063
                                                                                      ------------   ------------   ------------
Summey Outdoor Advertising, Inc.
An operator of an outdoor advertising business
in North Carolina and South Carolina.
    12% Senior Note (with contingent interest)
    due 1995 (B)                                       $      937,500    12/13/83          886,500        937,500        234,375
    10.25% Senior Note due 1999 (B)                    $      743,750     9/30/87          669,003        743,750        185,938
    10.25% Convertible Senior Note due 1999,
    convertible into 4% of the Company (B)             $       50,000     9/30/87           48,795         50,000         12,500
                                                                                      ------------   ------------   ------------
                                                                                         1,604,298      1,731,250        432,813
                                                                                      ------------   ------------   ------------

--------------------------------------------------------------------------------
16

December 31, 1996

                                                       Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------   -----------  --------------  -------------  -------------
Supreme Industries, Inc. - A.S.E.
A manufacturer of modular homes and truck bodies.
    Common Stock (B)                                    536,049 shs.       *        $    1,226,108  $   1,279,976  $   2,743,901
    Common Stock of Contempri Homes, Inc. (B)           229,925 shs.    12/31/92             7,040          4,952         21,555
    Common Stock of TGC Industries, Inc. (B)             19,082 shs.     9/30/86             9,497          9,497         27,728
                                                                                    --------------  -------------  -------------
                                                                                         1,242,645      1,294,425      2,793,184
                                                                                    --------------  -------------  -------------
Team Rental Group, Inc.
An operator of Budget Rent-A-Car franchises,
retail used car sales facilities, and van
pool territories.
    7% Convertible Subordinated Note due 2003,
    convertible into 99,226 shares of common
    stock at $20.16 per share                        $    2,000,000     12/18/96         1,798,440      2,000,000      1,803,270
                                                                                    --------------  -------------  -------------

Telex Communications, Inc.
A producer of electronic and communications
products.
    Warrant, exercisable until 2004, to purchase
    9,239 shares of common stock at $.01 per share (B)    9,239 shs.     5/30/89              92                9        116,759
                                                                                    --------------  -------------  -------------

Tidewater Holdings, Inc.
An operator of a barge transportation line on
the Columbia/Snake River system.
    12.5% Senior Subordinated Note due 2006          $    2,380,000      7/25/96         2,388,092      2,334,464      2,441,404
    Convertible Preferred Stock, convertible into
    1,120 shares of common stock at $1,000 per
    share (B)                                             1,120 shs.     7/25/96         1,008,000      1,120,000      1,008,000
    Warrant, exercisable until 2008, to purchase
    474 shares of common stock at $.01 per
    share (B)                                               474 shs.     7/25/96                43         48,216             43
                                                                                    --------------  -------------  -------------
                                                                                         3,396,135      3,502,680      3,449,447
                                                                                    --------------  -------------  -------------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company.
    12.75% Senior Subordinated Debenture
    due 2000                                         $    1,200,000      3/28/91         1,274,280      1,177,986      1,253,040
    Common Stock (B)                                    258,720 shs.       **              400,000        798,595      2,095,632
    Warrant, exercisable until 2001, to purchase
    74,606 shares of common stock at $3.60
    per share (B)                                        74,606 shs.     3/28/91             7,461         42,000        443,160
                                                                                    --------------  -------------  -------------
                                                                                         1,681,741      2,018,581      3,791,832
                                                                                    --------------  -------------  -------------
Unidata, Inc.
A manufacturer and distributor of database
management software
    11.5% Senior Subordinated Note due 2003          $    2,500,000     12/14/95         2,538,500      2,393,146      2,318,000
    Common Stock (B)                                    125,000 shs.    12/14/95           375,000        500,000        375,000
    Warrant, exercisable from 1997 until 2003,
    to purchase 62,500 shares of common stock
    at $1 per share (B)                                  62,500 shs.    12/14/95               625        124,250            625
                                                                                    --------------  -------------  -------------
                                                                                         2,914,125      3,017,396      2,693,625
                                                                                    --------------  -------------  -------------

 *5/23/79, 12/15/95 and 6/9/96.
**3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities:  (A) (Continued)          Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------   -----------  --------------    ---------     -----------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers.
    Senior Secured Floating Rate Note due 2002         $      956,484      2/9/96     $    956,484   $    956,484   $    972,745
    12% Senior Secured Note due 2004                   $      243,750      2/9/96          246,870        219,588        248,649
    Acquisition Line of Credit due 2002                $      750,000     9/30/96          750,000        750,000        763,200
    Limited Partnership Interest of Riverside II
    Holding Company L.P.                                      123 uts.       *             112,737        217,232        102,118
    Warrant, exercisable from 2000 until 2004,
    to purchase 41 units of Limited Partnership
    Interest of Riverside II Holding Company L.P.
    at $.01 per unit (B)                                       41 uts.     2/9/96                4         40,313              4
                                                                                      ------------   ------------   ------------
                                                                                         2,066,095      2,183,617      2,086,716
                                                                                      ------------   ------------   ------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a
wide variety of industries.
    11% Senior Secured Note due 2005                   $    1,676,700      5/3/95        1,854,095      1,676,700      1,800,608
    12% Subordinated Note due 2005                     $      652,050      5/3/95          733,622        619,436        713,669
    Common Stock (B)                                        4,911 shs.     5/3/95          162,652        391,230          4,911
    Warrant, exercisable until 2005, to purchase
    2,795 shares of common stock at $.01
    per share (B)                                           2,795 shs.     5/3/95           92,549         35,923          2,795
                                                                                      ------------   ------------   ------------
                                                                                         2,842,918      2,723,289      2,521,983
                                                                                      ------------   ------------   ------------
U.S. Silica Company
A producer of high grade  industrial and specialty
ground silica sands in North America.
    15% Senior Subordinated Note due 2005              $    2,333,300    12/19/96        2,490,098      2,333,171      2,486,131
    Convertible Preferred Stock, convertible into
    42,001 shares of common stock at $27.78
    per share (B)                                          42,001 shs.   12/19/96          875,025      1,166,700        875,025
    Warrant, exercisable until 2005, to purchase
    6,481 units of Series A Preferred Stock and
    12,964 units of Series B Preferred Stock at $.01
    per unit (B)                                            6,481 uts.   12/19/96           12,963            129         12,963
                                                                                      ------------   ------------   ------------
                                                                                         3,378,086      3,500,000      3,374,119
                                                                                      ------------   ------------   ------------
Wright & Lato, Inc.
A manufacturer of gold wedding bands and rings.
    16% Subordinated Note due 1997                     $      138,250     12/6/83          125,737        138,250        136,978
    14% Convertible Subordinated Note due
    1997, convertible into 15,000 shares of
    common stock at $4.28 per share                    $       64,250     12/6/83           63,363         64,250         63,363
                                                                                      ------------   ------------   ------------
                                                                                           189,100        202,500        200,341
                                                                                      ------------   ------------   ------------
     Sub-Total Corporate Restricted Securities                                        $117,965,695    120,889,352    128,769,937
                                                                                      ============   ============   ============

*2/9/96 and 9/25/96

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                                                                                                                       Market Value
                                                             Interest       Due         Principal           Cost       at 12/31/96
Rule 144A Securities:  (A)                                     Rate         Date         Amount          (Note 2B)      (Note 2A)
                                                            ---------     -------       ---------        ---------     ------------
Convertible Bonds - 5.62%
    Continental Airlines, Inc.                              6.750%        4/15/06     $  1,000,000   $    928,250    $  1,122,500
    Continental Airlines, Inc.                              9.500        12/15/01          750,000        750,000         761,250
    Corporate Express, Inc.                                 4.500          7/1/00          570,000        526,350         532,950
    Garnet Resources Corporation                            9.500        12/21/98          500,000        500,000         200,000
    Grand Metropolitan PLC                                  6.500         1/31/00          600,000        600,000         710,250
    Home Shopping Network                                   5.880          3/1/06        1,000,000      1,000,000       1,080,000
    Imax Corporation                                        5.750          4/1/03          750,000        731,250         676,875
    Marriott International, Inc.                            0.000         3/25/11        1,000,000        549,616         562,500
    Molton Metal Technology                                 5.500          5/1/06        1,150,000      1,079,063         793,500
    Occusystems, Inc.                                       6.000        12/15/01          800,000        800,000         868,000
    Omnicom Group                                           4.250          1/5/07          275,000        275,000         280,500
    Renal Treatment Centers, Inc.                           5.625         7/15/06          475,000        475,000         460,750
    The Sports Authority, Inc.                              5.250         9/15/01          140,000        140,000         131,600
    Sunglass Hut International, Inc.                        5.250         6/15/03          725,000        673,231         522,000
    Thermo Electron Corporation                             4.250          1/1/03          250,000        250,000         297,500
    Thermo Terratech, Inc.                                  4.625          5/1/03           90,000         90,000          82,800
    United Waste Systems, Inc.                              4.500          6/1/01          500,000        500,000         597,500
                                                                                      ------------   ------------    ------------
     Sub-Total Rule 144A Convertible Bonds                                              10,575,000      9,867,760       9,680,475
                                                                                      ------------   ------------    ------------

Bonds - 1.61%
    Gorges/Quick to Fix Food                               11.500%        12/1/06          850,000        850,000         867,000
    Parker Drilling Corporation                             9.750        11/15/06        1,500,000      1,488,225       1,582,500
    US Can Corporation                                     10.125        10/15/06          300,000        300,000         315,375
                                                                                      ------------   ------------    ------------
     Sub-Total Rule 144A Bonds                                                        $  2,650,000      2,638,225       2,764,875
                                                                                      ------------   ------------    ------------

                                                                                                                      Market Value
                                                                                                           Cost        at 12/31/96
                                                                                           Shares        (Note 2B)      (Note 2A)
                                                                                        ------------   ------------   ------------
Convertible Preferred Stock - 2.08%
    Greenfield Capital Trust, Inc.                                                          14,300        697,850         689,975
    Loral Space and Communications LTD                                                       3,600        180,000         203,400
    SFX Broadcasting, Inc.                                                                  23,100      1,112,475       1,016,400
    Time Warner, Inc.                                                                        1,572      1,500,000       1,682,040
                                                                                       -----------    -----------     -----------
     Sub-Total Rule 144A Convertible
      Preferred Stock                                                                                   3,490,325       3,591,815
                                                                                                      -----------     -----------

Total Rule 144A Securities                                                                             15,996,310      16,037,165
                                                                                                      -----------     -----------
Total Corporate Restricted Securities                                                                 136,885,662     144,807,102
                                                                                                      -----------     -----------

                                                                                                                     Market Value
                                                             Interest         Due         Principal        Cost       at 12/31/96
Corporate Public Securities:                                   Rate          Date          Amount        (Note 2B)     (Note 2A)
                                                             ---------    ----------    ------------   ------------  ------------
Convertible Bonds - 5.84%
    Hilton Hotels, Inc.                                     5.000         5/15/06     $  1,385,000      1,385,000       1,430,013
    Hollinger, Inc.                                         0.000        10/15/13        1,000,000        371,182         355,000
    Home Depot, Inc.                                        3.250         10/1/01          900,000        887,000         886,500
    Magna International, Inc.                               5.000        10/15/02          600,000        613,125         684,000
    Mascotech, Inc.                                         4.500        12/15/03          800,000        645,250         656,000
    MEDIQ Incorporated                                      7.500         7/15/03        1,000,000      1,000,000         940,000
    Republic of Italy                                       5.000         6/28/01          685,000        685,963         685,000
    Savoy Pictures Entertainment, Inc.                      7.000          7/1/03        1,250,000      1,287,500         975,000
    Tenet Healthcare Corporation                            6.000         12/1/05          850,000        850,000         896,750
    Time Warner, Inc.                                       0.000         6/22/13        2,000,000        811,116         867,500
    US Filter Corporation                                   4.500        12/15/01        1,000,000      1,000,000       1,017,500
    United States Cellular Corporation                      6.089         6/15/15        2,000,000        671,757         662,500
                                                                                      ------------   ------------    ------------
Total Convertible Bonds                                                               $ 13,470,000     10,207,893      10,055,763
                                                                                      ============   ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                                                                                      Warrants or                  Market Value
                                                          Interest         Due         Principal        Cost        at 12/31/96
Corporate Public Securities: (Continued)                    Rate          Date          Amount        (Note 2B)      (Note 2A)
                                                        ------------   ------------   ------------   ------------  ------------
Bonds - 17.53%
    Advanced Micro Devices                                 11.000%         8/1/03     $    850,000   $    850,000   $    922,250
    Atlas Air, Inc.                                        12.250         12/1/02        2,000,000      2,000,000      2,210,000
    Cabot Safety Acquisition Corporation                   12.500         7/15/05        1,000,000      1,000,000      1,105,000
    Central Rents, Inc.                                    12.875        12/15/03        1,880,000      1,755,412      1,898,800
    Clark Schwebel, Inc.                                   10.500         4/15/06          300,000        300,000        319,500
    Consolidated Cigar Corporation                         10.500          3/1/03          500,000        500,000        522,500
    Crown Packaging Ltd.                                   10.750         11/1/00          750,000        750,000        682,500
    Data Documents, Inc.                                   13.500         7/15/02        3,028,000      3,033,290      3,406,500
    Decorative Homes Accents, Inc.                         13.000         6/30/02          700,000        700,000        350,000
    Doane Products Company                                 10.625          3/1/06          150,000        150,000        159,750
    Florist Transworld Delivery, Inc.                      14.000        12/15/01        1,175,000      1,141,556      1,116,250
    Gray Communications Systems, Inc.                      10.625         10/1/06          525,000        525,000        546,000
    Greenwich Air Services, Inc.                           10.500          6/1/06        1,500,000      1,500,000      1,597,500
    Harman International Industries Incorporated           12.000          8/1/02        1,000,000        992,770      1,083,750
    Hosiery Corporation of America                         13.750          8/1/02        1,000,000        987,800      1,100,000
    Indah Kiah International Corporation                   11.875         6/15/02        1,000,000      1,000,000      1,070,000
    International Wire Group, Inc.                         11.750          6/1/05          750,000        750,000        806,250
    Ivex Packaging Corporation                             12.500        12/15/02          250,000        266,562        270,625
    Jacor Communications Corporation                        9.750        12/15/06          200,000        200,000        204,000
    Key Plastics, Inc.                                     14.000        11/15/99          750,000        760,462        772,500
    Northwest Airlines Corp.                               12.091        12/31/00          840,284        871,795        907,507
    Northwest Airlines Corp.                               10.150          1/2/05          750,000        750,000        804,375
    Remington Products Company                             11.000         6/15/06          600,000        595,506        552,000
    Telemundo Group, Inc.                                   7.000         2/15/06        1,250,000      1,147,068      1,203,125
    Telex Communications, Inc.                             12.000         7/15/04        1,500,000      1,500,000      1,650,000
    Trans-Resources, Inc.                                  11.875          7/1/02        1,000,000      1,032,500      1,010,000
    Tultex Corporation                                     10.625         3/15/05        1,000,000      1,000,000      1,070,000
    USAir, Inc.                                             9.625          2/1/01        1,000,000      1,000,000      1,012,500
    Venture Holdings Trust                                  9.750          4/1/04        1,015,000      1,015,000        918,575
    Waban, Inc.                                            11.000         5/15/04          500,000        500,000        555,000
    Wyndham Hotel Corp.                                    10.500         5/15/06          350,000        350,000        372,750
                                                                                      ------------   ------------   ------------
Total Bonds                                                                           $ 29,113,284     28,924,721     30,199,507
                                                                                      ============   ============   ============

Warrants - .10%
    Barringer Technologies, Inc. (B)                                                        23,330          1,167         32,079
    Central Rents, Inc. (B)                                                                  1,880         67,837         94,000
    Western Transmedia Co., Inc. (B)                                                       183,117         45,780         45,779
                                                                                                     ------------   ------------
Total Warrants                                                                                            114,784        171,858
                                                                                                     ------------   ------------
                                                                                                                   Market Value
                                                                                                        Cost        at 12/31/96
                                                                                        Shares        (Note 2B)      (Note 2A)
                                                                                     -------------  -------------   ------------
Common Stock - 7.59%
    America West Airlines, Inc. (B)                                                          4,900         98,294         77,788
    BA Merchant Services, Inc. (B)                                                           7,000        108,500        125,125
    Barringer Technologies, Inc. (B)                                                        23,330        199,775        195,389
    Benson Petroleum, Ltd. (B)                                                             200,000        154,408        148,800
    Chesapeake Energy Corporation (B)                                                       17,500      1,176,875        973,438
    Collins & Aikman Corporation (B)                                                        40,200        240,834        251,250
    Computer Horizons Corporation                                                           38,850        342,825      1,495,725
    Continental Airlines, Inc. (B)                                                          35,000        936,250        988,750
    Correctional Services, Inc. (B)                                                          9,553         53,206        137,324
    Data Documents, Inc. (B)                                                                33,894             52        368,597
    Entremed, Inc. (B)                                                                      31,550        486,375        512,688
    Florist Transworld Delivery, Inc. (B)                                                   14,686         41,258         73,430
    Foodbrands America Inc. (B)                                                             52,500        413,437        721,875
    Forrester Research, Inc. (B)                                                             1,400         22,400         36,050
    4Health, Inc. (B)                                                                       13,000         73,125         71,500
    GTech Holdings Corporation (B)                                                          24,500        704,375        784,000

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                                                                                                                   Market Value
                                                                                                        Cost        at 12/31/96
Corporate Public Securities: (Continued)                                                Shares        (Note 2B)      (Note 2A)
                                                                                     ------------    ------------  ------------
Common Stock (Continued)
    Hosiery Corporation of America                                                           1,000    $        --    $     45,000
    Ingram Micro, Inc. (B)                                                                   3,500         63,000          80,500
    Integrated Living Communities, Inc. (B)                                                 59,500        476,000         342,125
    LCS Industries, Inc.                                                                    35,000        546,831         507,500
    Marker International (B)                                                                70,000        437,500         376,250
    Mastech Corporation                                                                      3,500         52,500          66,500
    MEDIQ Incorporated (B)                                                                 150,000        574,147         956,250
    Metris Companies, Inc. (B)                                                               1,400         22,400          33,600
    Monterey Resources, Inc. (B)                                                             3,500         50,750          56,438
    MSC Industrial Direct Co., Inc. (B)                                                      8,600        291,325         318,200
    Red Roof Inns, Inc. (B)                                                                 21,900        292,839         339,450
    Staffing Resources, Inc.                                                               105,000        577,500       1,575,000
    Sweetwater, Inc. (B)                                                                    26,000        182,000          13,000
    Ticketmaster Group, Inc. (B)                                                            23,100        334,950         280,088
    Univision Communications, Inc. (B)                                                      17,500        402,500         647,500
    Vimpel Communications (B)                                                                5,250        107,625         124,031
    Western Transmedia Co., Inc. (B)                                                       405,590        760,889         354,891
                                                                                                     ------------    ------------
Total Common Stock                                                                                     10,224,745      13,078,052
                                                                                                     ============    ============
Convertible Preferred Stock - 1.91%
    Finova Finance Trust                                                                     2,050        102,500         106,600
    Integon Corp.                                                                           11,490        583,450         620,460
    Merrill Lynch & Co.                                                                     26,500        606,187         589,625
    Microsoft Corporation                                                                   10,666        851,947         853,280
    Occidental Petroleum Corporation                                                        13,740        687,000         810,660
    RXI Holdings, Inc.                                                                     214,457        214,457             214
    Unocal Corporation                                                                       5,580        250,000         316,665
                                                                                                     ------------    ------------
Total Convertible Preferred Stock                                                                       3,295,541       3,297,504
                                                                                                     ------------    ------------
Total Corporate Public Securities                                                                      52,767,684      56,802,684
                                                                                                     ============    ============

                                                                                                                   Market Value
                                                                           Due         Principal        Cost        at 12/31/96
Short-Term Securities:                                      Yield         Date          Amount        (Note 2B)      (Note 2A)
                                                         ------------  ------------   ------------  ------------   ------------
Commercial Paper - .47%
    Texas Utilities Electric Co.                            7.252%         1/2/97     $    820,000   $    819,835         819,835
                                                                                      ------------   ------------    ------------

Total Short-Term Securities                                                           $    820,000        819,835         819,835
                                                                                      ============   ============    ============

Total Investments - 117.50%                                                                          $190,473,181     202,429,621
                                                                                                     ============    ============

    Other Assets    -    2.20                                                                                           3,782,271
    Liabilities     -  (19.70)                                                                                        (33,942,679)
                       -------                                                                                       ------------

Total Net Assets    -  100.00%                                                                                       $172,269,213
                       ======                                                                                        ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                            INDUSTRY CLASSIFICATION

                                                  Fair Value
                                                  at 12/31/96
Corporate Restricted Securities:                   (Note 2A)
                                                  -----------
ADVERTISING - .99%
Ammirati & Puris, Inc.                            $  1,265,134
Summey Outdoor Advertising, Inc.                       432,813
                                                  ------------
                                                     1,697,947
                                                  ------------
AUTO PARTS - .33%
Monro Muffler Brake, Inc.                              576,317
                                                  ------------

BEVERAGES - .11%
Delta Beverage Group, Inc.                             181,486
                                                  ------------

BUILDING MATERIALS - 2.94%
Highland Homes Holdings, Inc.                        2,271,584
Supreme Industries, Inc.                             2,793,184
                                                  ------------
                                                     5,064,768
                                                  ------------
CHEMICAL - 2.22%
AccTech, LLC                                         3,824,465
                                                  ------------

COMMUNICATIONS - 4.60%
Classic Sports, Inc.                                   773,333
Home Shopping Network                                1,080,000
Latin Communications Group                           3,249,503
SFX Broadcasting, Inc.                               1,016,400
Telex Communications, Inc.                             116,759
Time Warner, Inc.                                    1,682,040
                                                  ------------
                                                     7,918,035
                                                  ------------
ELECTRICAL EQUIPMENT/
ELECTRONICS - 11.83%
Catalina Lighting, Inc.                              1,424,588
CompuCom Systems, Inc.                               4,255,753
Control Devices, Inc.                                2,038,144
Exide Electronics Group, Inc.                        3,213,876
Intermetrics, Inc.                                   2,150,352
Mercury Computer Systems, Inc.                       1,512,000
Nu Horizons Electronics Corp.                        1,486,837
Precision Dynamics, Inc.                             3,997,347
Thermo Electron Corporation                            297,500
                                                  ------------
                                                    20,376,397
                                                  ------------
HEALTH CARE - 1.09%
D&K Wholesale Drug, Inc.                             1,419,500
Renal Treatment Centers, Inc.                          460,750
                                                  ------------
                                                     1,880,250
                                                  ------------
JEWELRY - .12%
Wright & Lato, Inc.                                    200,341
                                                  ------------

MANUFACTURING-INDUSTRIAL AND
CONSUMER PRODUCTS - 26.02%
C&K Manufacturing and Sales Company                  3,502,475
Consumer Product Enterprises, Inc.                   2,289,575
Elgin National Industries, Inc.                      2,215,204
Fleming Acquisition Corporation                      2,824,555
Hein-Werner Corp.                                    1,142,719
Hudson River Capital                                   950,000
Hussey Seating Company                               3,821,954
Imax Corporation                                       676,875
Jackson Products, Inc.                               2,855,011
Kappler Safety Group, Inc.                           3,405,417
Kuhlman Corporation                                    901,780
Maxtec International Corp.                           1,249,680
PAR Acquisition Corp.                                1,170,075
Plastipak Packaging, Inc.                            3,503,443
Sequentia, Inc.                                      1,215,285
Star International Holdings, Inc.                    2,422,063
Unidata, Inc.                                        2,693,625
Unipac Corporation                                   2,086,716
U.S. Netting, Inc.                                   2,521,983
U.S. Silica Company                                  3,374,119
                                                  ------------
                                                    44,822,554
                                                  ------------
METAL FABRICATING - .46%
Molton Metal Technology                                793,500
                                                  ------------

MISCELLANEOUS - 6.07%
Corporate Express, Inc.                                532,950
Gorges/Quick to Fix Food                               867,000
Greenfield Capital Trust, Inc.                         689,975
Loral Space and Communications LTD                     203,400
Marriott International, Inc.                           562,500
NM Holdings LLC                                      1,995,880
Occusystems, Inc.                                      868,000
Omnicom Group                                          280,500
Parker Drilling Corporation                          1,582,500
Protein Genetics, Inc.                               1,968,151
United Waste Systems, Inc.                             597,500
US Can Corporation                                     315,375
                                                  ------------
                                                    10,463,731
                                                  ------------
OIL AND GAS SERVICE - 11.15%
American Exploration Company                         3,117,526
BP Prudhoe Bay Royalty Trust                           445,060
Garnet Resources Corporation                           200,000
Hardy Oil & Gas USA, Inc.                            3,434,346
Maloney Industries, Inc.                             2,735,667
PanEnergy Corporation                                5,490,285
TransMontaigne Oil Company                           3,791,832
                                                  ------------
                                                    19,214,716
                                                  ------------
RECREATIONAL SUPPLIES/
EQUIPMENT - .42%
The Coast Distribution System                          727,596
                                                  ------------

--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                      INDUSTRY CLASSIFICATION (Continued)


                                                  Fair Value
                                                  at 12/31/96
Corporate Restricted Securities:  (Continued)      (Note 2A)
                                                  -----------
RETAILING - 5.20%
Cains Foods, L.P.                                 $  3,005,142
Fay's, Inc.                                            997,700
Grand Metropolitan PLC                                 710,250
Pharmaceutical Buyers, Inc.                          1,445,941
Rent-Way, Inc.                                       2,140,670
The Sports Authority, Inc.                             131,600
Sunglass Hut International, Inc.                       522,000
                                                  ------------
                                                     8,953,303
                                                  ------------

SERVICES - 10.51%
Continental Airlines, Inc.                        $  1,122,500
Continental Airlines, Inc.                             761,250
Corrections Corporation of America                     403,360
Diversco, Inc.                                       3,793,886
Piedmont Holding, Inc.                               3,289,870
RailTex, Inc.                                        3,405,313
Team Rental Group, Inc.                              1,803,270
Thermo Terratech, Inc.                                  82,800
Tidewater Holdings, Inc.                             3,449,447
                                                  ------------
                                                    18,111,696
                                                  ------------
Total Corporate Restricted
Securities - 84.06%                               $144,807,102
                                                  ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Notes to Financial Statements                 MassMutual Corporate Investors
--------------------------------------------------------------------------------

1. History

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $144,807,102 (84.06% of net assets) as of December 31, 1996 ($122,100,451 at December 31,
   1995) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.


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24

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Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 1996, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium or accrual of discount since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

   During the year ended December 31, 1996, net realized long-term capital gains for financial reporting purposes and federal income tax purposes are $17,745,549 and were retained by the Trust and taxed at the rate of 35% thereon.

3. Management Fee

   Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended December 31, 1996 was plus .0625%.


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

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Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. Note Payable

   On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5. Purchases and Sales of Investments

                                             For the                For the
                                            year ended             year ended
                                             12/31/96               12/31/95
                                         ---------------        --------------

                                             Cost of Investments Acquired
                                             ----------------------------

   Corporate restricted securities        $ 67,144,607           $ 63,271,738
   Corporate public securities              58,132,257             55,424,224
   Short-term securities                   280,873,961            299,130,572

                                           Proceeds from Sales or Maturities
                                           ---------------------------------

   Corporate restricted securities        $ 51,416,597           $ 42,811,069
   Corporate public securities              77,992,854             72,653,154
   Short-term securities                   283,413,909            300,950,880


   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of December 31, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of December 31, 1996 is $11,956,440 and consists of $26,300,472 appreciation and $14,344,032 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 1995. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of December 31, 1995 was $19,565,837 and consisted of $30,335,970 appreciation and $10,770,133 depreciation.

6. Quarterly Results of Investment Operations (Unaudited)

                                                Per                  Per
                                    Amount     Share     Amount     Share
                                  ------------ ------- ------------ -------

                                     March 31, 1996       March 31, 1995
                                  -------------------- --------------------
   Investment income              $ 3,739,245           $ 3,623,939
   Net investment income            2,758,149   $ .65     2,738,763  $ .64
   Net realized and unrealized
   (loss) gain on investments        (763,492)   (.18)    5,667,087   1.33

                                     June 30, 1996        June 30, 1995
                                  -------------------- --------------------

   Investment income                3,735,914             3,721,895
   Net investment income            2,701,597     .64     2,729,955    .64
   Net realized and unrealized
   gain on investments              9,604,490    2.26    14,705,181   3.45

                                   September 30, 1996   September 30, 1995
                                  -------------------- --------------------

   Investment income                4,098,479             3,857,326
   Net investment income            3,083,855     .72     2,873,688    .68
   Net realized and unrealized
   gain on investments              2,196,599     .51     5,860,438   1.38

                                    December 31, 1996    December 31, 1995
                                  -------------------- --------------------

   Investment income                3,737,217             3,844,975
   Net investment income            2,731,679     .64     2,835,245    .67
   Net realized and unrealized
   (loss) gain on investments      (3,197,367)   (.75)    6,754,547   1.59


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26

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REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of MassMutual Corporate Investors



We have audited the accompanying statement of assets and liabilities of MassMutual Corporate Investors as of December 31, 1996 and 1995, including the schedule of investments, as of December 31, 1996, and the related statements of operations, cash flows and changes in net assets for each of the years then ended, and the financial highlights for each of the ten years in the period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MassMutual Corporate Investors as of December 31, 1996 and 1995, the results of its operations, its cash flows and the changes in its net assets for each of the years then ended, and the financial highlights for each of the ten years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                     /s/ Coopers & Lybrand L.L.P.


Springfield, Massachusetts
January 31. 1997

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